Financial risk management - Summary of offsetting financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	₩ 78,797,676	₩ 76,856,634
Gross amounts of recognized financial liabilities set off in the statement of financial position	41,653,745	41,649,523
Net amounts of financial liabilities presented in the statement of financial position	37,143,931	35,207,111
Related amounts not set off in the statement of financial position (Financial instruments)	24,999,105	25,898,701
Related amounts not set off in the statement of financial position (Cash collateral received)	1,000	1,000
Net amount	12,143,826	9,307,410
Derivatives
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	15,797,823	11,434,081
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	15,797,823	11,434,081
Derivatives and other financial instruments
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	6,198,330	6,781,044
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	6,198,330	6,781,044
Related amounts not set off in the statement of financial position (Financial instruments)	11,222,110	10,093,812
Related amounts not set off in the statement of financial position (Cash collateral received)	1,000	1,000
Net amount	10,773,043	8,120,313
Bonds sold under repurchase agreements
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	9,544,536	10,709,115
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	9,544,536	10,709,115
Related amounts not set off in the statement of financial position (Financial instruments)	8,931,247	10,492,779
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	613,289	216,336
Securities borrowed
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	724,104	787,767
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	724,104	787,767
Related amounts not set off in the statement of financial position (Financial instruments)	724,104	787,767
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	0	0
Domestic exchange settlement pending
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	41,556,442	40,062,057
Gross amounts of recognized financial liabilities set off in the statement of financial position	39,247,867	38,171,649
Net amounts of financial liabilities presented in the statement of financial position	2,308,575	1,890,408
Related amounts not set off in the statement of financial position (Financial instruments)	2,231,508	1,809,727
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	77,067	80,681
Payable from purchase of securities
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	4,854,358	7,036,630
Gross amounts of recognized financial liabilities set off in the statement of financial position	2,405,878	3,477,874
Net amounts of financial liabilities presented in the statement of financial position	2,448,480	3,558,756
Related amounts not set off in the statement of financial position (Financial instruments)	1,768,821	2,668,767
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	679,659	889,989
Insurance payables
Net amounts of financial liabilities presented:
Gross amounts of recognized financial liabilities	122,083	45,940
Gross amounts of recognized financial liabilities set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	122,083	45,940
Related amounts not set off in the statement of financial position (Financial instruments)	121,315	45,849
Related amounts not set off in the statement of financial position (Cash collateral received)	0	0
Net amount	₩ 768	₩ 91